Summary of Significant Accounting Policies (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary of reconciliation of basic and diluted net income per share
Net income for the year	$ 3,899,730	$ 2,206,267
Weighted average common stock outstanding - basic	50,000,000	47,819,672
Effect of dilutive securities:
Stock options issued to directors/officers
Weighted average common stock outstanding - diluted	50,000,000	47,819,672
Net income per common share - basic	$ 0.08	$ 0.05
Net income per common share - diluted	$ 0.08	$ 0.05